As filed with the Securities and Exchange Commission on May 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedules of Investments.

Spyglass Growth Fund
Schedule of Investments
March 31, 2018 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 20.7%
Automobiles - 6.0%
Tesla, Inc. (a)	4,109	$1,093,528

Hotels, Restaurants & Leisure - 6.2%
Chipotle Mexican Grill, Inc. (a)	3,521	1,137,670

Media - 3.4%
IMAX Corp. (a)(b)	32,490	623,808

Specialty Retail - 5.1%
Ulta Beauty, Inc. (a)	4,584	936,374
TOTAL CONSUMER DISCRETIONARY (Cost $4,152,141)		3,791,380

ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Range Resources Corp.	53,708	780,914
TOTAL ENERGY (Cost $878,362)		780,914

FINANCIALS - 4.6%
Capital Markets - 4.6%
Affiliated Managers Group, Inc.	4,480	849,319
TOTAL FINANCIALS (Cost $768,181)		849,319

HEALTH CARE- 15.3%
Biotechnology - 3.7%
Exact Sciences Corp. (a)	16,883	680,891

Health Care Equipment & Supplies - 4.2%
Nevro Corp. (a)	8,844	766,509

Life Sciences Tools & Services - 2.6%
Illumina, Inc. (a)	2,000	472,840

Pharmaceuticals - 4.8%
Pacira Pharmaceuticals, Inc. (a)	28,590	890,579
TOTAL HEALTH CARE (Cost $2,854,235)		2,810,819

INDUSTRIALS - 6.7%
Construction & Engineering - 3.3%
Quanta Services, Inc. (a)	17,640	605,934

Electrical Equipment - 3.4%
Acuity Brands, Inc.	4,512	628,025
TOTAL INDUSTRIALS (Cost $1,373,091)		1,233,959

INFORMATION TECHNOLOGY - 45.9%
Communications Equipment - 6.3%
Arista Networks, Inc. (a)	1,729	441,413
Palo Alto Networks, Inc. (a)	3,938	714,826
		1,156,239
Internet Software & Services - 14.2%
Envestnet, Inc. (a)	10,270	588,471
GoDaddy, Inc. (a)	12,002	737,163
Nutanix, Inc. (a)	12,920	634,501
Twilio, Inc. (a)	17,045	650,778
		2,610,913
IT Services - 4.3%
Alliance Data Systems Corp.	3,726	793,116

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	68,076	684,164

Software - 17.3%
Everbridge, Inc. (a)	26,257	961,006
Proofpoint, Inc. (a)	5,154	585,752
Splunk, Inc. (a)	6,237	613,659
Tableau Software, Inc. (a)	8,178	660,946
Workday, Inc. (a)	2,789	354,510
		3,175,873
TOTAL INFORMATION TECHNOLOGY (Cost $5,826,161)		8,420,305

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Globalstar, Inc. (a)	439,400	302,088
TOTAL TELECOMMUNICATION SERVICES (Cost $693,506)		302,088
TOTAL INVESTMENTS (Cost $16,545,677) - 99.1%		18,188,784
Other Assets in Excess of Liabilities - 0.9%		164,382
TOTAL NET ASSETS - 100.0%		$18,353,166

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

Summary of Fair Value Measurements at March 31, 2018 (Unaudited)

    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

    Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

    Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

    Short-Term Debt Securities – Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

   The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust") which is comprised of officers of the Trust as well as an interested trustee of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,791,380	$-	$-	$3,791,380
Energy	780,914	-	-	780,914
Financials	849,319	-	-	849,319
Health Care	2,810,819	-	-	2,810,819
Industrials	1,233,959	-	-	1,233,959
Information Technology	8,420,305	-	-	8,420,305
Telecommunication Services	302,088	-	-	302,088
Total Investments in Securities	$18,188,784	$-	$-	$18,188,784

Refer to the Fund's Schedule of Investments for a detailed breakout of securities by industry classification. Transfers between levels are recognized at the end of the reporting period.
During the three months ended March 31, 2018, the Fund recognized no transfers beween levels. There were no Level 3 securities held in the Fund on March 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)* /s/ Douglas J. Neilson
       Douglas J. Neilson, President

Date          5/10/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
Douglas J. Neilson, President

Date       5/10/2018

By (Signature and Title)* /s/ Matthew J. McVoy
    Matthew J. McVoy, Treasurer

Date          5/10/2018

* Print the name and title of each signing officer under his or her signature.